13F-HR

02/14/07

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  February 14, 2007

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   98

Form 13F Information Table Value Total: 3,779,094

       TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
Affiliated Managers Group                  COMMON STOCK 008252108 4310     41000    SH       SOLE            41000
Alliance Holdings GP LP                    COMMON STOCK 01861G100 4208     213000   SH       SOLE            213000
Allied Waste                               COMMON STOCK 019589308 18435    1500000  SH       SOLE            1500000
Alltel Corp                                COMMON STOCK 020039103 86625    1432300  SH       SOLE            1432300
Assurant Inc.                              COMMON STOCK 04621X108 11050    200000   SH       SOLE            200000
Axis Capital Holdings LTD                  COMMON STOCK G0692U109 23525    705000   SH       SOLE            705000
Bankers Petroleum                          COMMON STOCK 066286105 4550     7000000  SH       SOLE            7000000
Bisys Group Inc / The                      COMMON STOCK 055472104 4789     371000   SH       SOLE            371000
Blackrock Inc                              COMMON STOCK 09247X101 4557     30000    SH       SOLE            30000
Brookfield Asset Management Inc            ADRS STOCKS  112585104 22933    476000   SH       SOLE            476000
Cardinal Health INC                        COMMON STOCK 14149Y108 25772    400000   SH       SOLE            400000
Caremark RX Inc.                           COMMON STOCK 141705103 118217   2070000  SH       SOLE            2070000
Celanese Corp                              COMMON STOCK 150870103 16822    650000   SH       SOLE            650000
Champion Enterprises Inc                   COMMON STOCK 158496109 18720    2000000  SH       SOLE            2000000
Charles River Laboratories                 COMMON STOCK 159864107 55117    1274400  SH       SOLE            1274400
Chart Industries Inc                       COMMON STOCK 16115Q308 9726     600000   SH       SOLE            600000
Charter Communications                     COMMON STOCK 16117M107 918      300000   SH       SOLE            300000
Chicago Mercantile Exchange                COMMON STOCK 167760107 2548     5000     SH       SOLE            5000
Choicepoint Inc                            COMMON STOCK 170388102 9608     244000   SH       SOLE            244000
CMGI Inc.                                  COMMON STOCK 125750109 1        1463     SH       SOLE            1463
Coach Inc.                                 COMMON STOCK 189754104 40854    951000   SH       SOLE            951000
Complete Production Services Inc           COMMON STOCK 20453E109 4240     200000   SH       SOLE            200000
Crocs Inc                                  COMMON STOCK 227046109 1092     25300    SH       SOLE            25300
CSK Auto Corporation                       COMMON STOCK 125965103 38067    2219700  SH       SOLE            2219700
CVS Corp                                   COMMON STOCK 126650100 106905   3458600  SH       SOLE            3458600
D.R. Horton                                COMMON STOCK 23331A109 11576    437000   SH       SOLE            437000
Devon Energy Corporation                   COMMON STOCK 25179M103 23478    350000   SH       SOLE            350000
Doral Financial Corp.                      COMMON STOCK 25811P100 242      84500    SH       SOLE            84500
Downey Financial Corp                      COMMON STOCK 261018105 11336    156200   SH       SOLE            156200
DynCorp International Inc                  COMMON STOCK 26817C101 26979    1700000  SH       SOLE            1700000
E*Trade Financial                          COMMON STOCK 269246104 4259     190000   SH       SOLE            190000
Elan Corp PLC - ADR                        ADRS STOCKS  284131208 427      29000    SH       SOLE            29000
Ember Resources Inc                        COMMON STOCK 29081X108 3212     1250000  SH       SOLE            1250000
Fidelity National Finl Inc                 COMMON STOCK 31620R105 76200    3190995  SH       SOLE            3190995
Fidelity National Information              COMMON STOCK 31620M106 303001   7558035  SH       SOLE            7558035
First American Corporation                 COMMON STOCK 318522307 15092    371000   SH       SOLE            371000
First Data Corporation                     COMMON STOCK 319963104 10003    392000   SH       SOLE            392000
Five Star Quality Care                     COMMON STOCK 33832D106 1971     176800   SH       SOLE            176800
Fleetwood Enterprises                      COMMON STOCK 339099103 19775    2500000  SH       SOLE            2500000
Fremont General Corp.                      COMMON STOCK 357288109 39061    2409700  SH       SOLE            2409700
FTD Group Inc                              COMMON STOCK 30267U108 13637    762300   SH       SOLE            762300
GFI Group Inc                              COMMON STOCK 361652209 1618     26000    SH       SOLE            26000
Globalsantafe Corp                         COMMON STOCK G3930E101 113386   1929000  SH       SOLE            1929000
Google Inc.                                COMMON STOCK 38259P508 46554    101100   SH       SOLE            101100
Grupo Televisa SA ADR                      ADRS STOCKS  40049J206 10614    393000   SH       SOLE            393000
Hanover Compressor Co                      COMMON STOCK 410768105 22668    1200000  SH       SOLE            1200000
Hewlett-Packard Co.                        COMMON STOCK 428236103 109688   2663000  SH       SOLE            2663000
HMS Holdings Corporation                   COMMON STOCK 40425J101 802      53000    SH       SOLE            53000
Innophos Holdings Inc                      COMMON STOCK 45774N108 8499     579000   SH       SOLE            579000
IntercontinentalExchange                   COMMON STOCK 45865V100 192385   1783000  SH       SOLE            1783000
Interoil Corporation                       ADRS STOCKS  460951106 12116    400000   SH       SOLE            400000
Invitrogen Corp.                           COMMON STOCK 46185R100 905      16000    SH       SOLE            16000
IPC Holdings Ltd.                          COMMON STOCK G4933P101 8601     273500   SH       SOLE            273500
Iron Mountain Inc                          COMMON STOCK 462846106 21000    508000   SH       SOLE            508000
Landamerica Financial Group                COMMON STOCK 514936103 19879    315000   SH       SOLE            315000
LCA-Vision                                 COMMON STOCK 501803308 721      21000    SH       SOLE            21000
Lennar Corp-CL A                           COMMON STOCK 526057104 11960    228000   SH       SOLE            228000
Live Nation                                COMMON STOCK 538034109 17248    770000   SH       SOLE            770000
Lowe's Companies                           COMMON STOCK 548661107 9905     318000   SH       SOLE            318000
Mastercard Inc                             COMMON STOCK 57636Q104 399209   4053300  SH       SOLE            4053300
McDonald's Corporation                     COMMON STOCK 580135101 8892     200600   SH       SOLE            200600
Medco Health Services                      COMMON STOCK 58405U102 801      15000    SH       SOLE            15000
MI Developments Inc - Cl A                 COMMON STOCK 55304X104 18489    517900   SH       SOLE            517900
NCR Corporation                            COMMON STOCK 62886E108 209887   4908500  SH       SOLE            4908500
Noble Corp                                 COMMON STOCK G65422100 11422    150000   SH       SOLE            150000
Omnicare Inc                               COMMON STOCK 681904108 1197     31000    SH       SOLE            31000
Orthofix International NV                  COMMON STOCK N6748L102 600      12000    SH       SOLE            12000
Palm Inc                                   COMMON STOCK 696643105 1434     101798   SH       SOLE            101798
Parallel Petroleum Corp                    COMMON STOCK 699157103 7075     402700   SH       SOLE            402700
Pediatrix Medical Group Inc                COMMON STOCK 705324101 1467     30000    SH       SOLE            30000
Perkinelmer Inc.                           COMMON STOCK 714046109 1089     49000    SH       SOLE            49000
Pharmaceutical  Product Devel              COMMON STOCK 717124101 934      29000    SH       SOLE            29000
PHH Corp                                   COMMON STOCK 693320202 24377    844400   SH       SOLE            844400
Plains Exploration & Production            COMMON STOCK 726505100 163289   3435500  SH       SOLE            3435500
Prudential Financial INC                   COMMON STOCK 744320102 48940    570000   SH       SOLE            570000
Qualcomm Inc                               COMMON STOCK 747525103 204867   5421200  SH       SOLE            5421200
Range Resources Corporation                COMMON STOCK 75281A109 6865     250000   SH       SOLE            250000
Rockwood Holdings Inc                      COMMON STOCK 774415103 6315     250000   SH       SOLE            250000
Ryland Group Inc                           COMMON STOCK 783764103 546      10000    SH       SOLE            10000
SAIC Inc                                   COMMON STOCK 78390X101 9916     557428   SH       SOLE            557428
Smith International                        COMMON STOCK 832110100 79552    1937000  SH       SOLE            1937000
Southwestern Energy                        COMMON STOCK 845467109 204628   5838200  SH       SOLE            5838200
Staples Inc.                               COMMON STOCK 855030102 65094    2438000  SH       SOLE            2438000
State Street Corp                          COMMON STOCK 857477103 2765     41000    SH       SOLE            41000
Stereotaxis Inc                            COMMON STOCK 85916J102 660      64000    SH       SOLE            64000
Sun Healthcare Group Inc                   COMMON STOCK 866933401 1060     84000    SH       SOLE            84000
Suntrust Banks Inc                         COMMON STOCK 867914103 32344    383000   SH       SOLE            383000
T. Rowe Price Group Inc.                   COMMON STOCK 74144T108 6959     159000   SH       SOLE            159000
Tenneco Inc                                COMMON STOCK 880349105 14832    600000   SH       SOLE            600000
The First Marblehead Corp                  COMMON STOCK 320771108 52177    954750   SH       SOLE            954750
The Mens Wearhouse Inc                     COMMON STOCK 587118100 27470    718000   SH       SOLE            718000
Transkaryotic Therapies Inc.               COMMON STOCK 893735100 3922     106000   SH       SOLE            106000
Trident Resources Corp.                    COMMON STOCK 998969919 20000    400000   SH       SOLE            400000
Venoco Inc                                 COMMON STOCK 92275P307 8258     470300   SH       SOLE            470300
W&T Offshore Inc                           COMMON STOCK 92922P106 32256    1050000  SH       SOLE            1050000
Waddell & Reed Financial-A                 COMMON STOCK 930059100 2571     94000    SH       SOLE            94000
Weatherford Intl Ltd.                      COMMON STOCK G95089101 169667   4060000  SH       SOLE            4060000
Wellpoint, Inc.                            COMMON STOCK 94973V107 124881   1587000  SH       SOLE            1587000

S REPORT SUMMARY 98 DATA RECORDS 3,779,094
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.